Description of Business	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Description of Business

NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) (NYSE: NM) owns (i) a controlling equity stake in Navios South American Logistics Inc. (“Navios Logistics”), one of the largest infrastructure and logistics companies in the Hidrovia region of South America; and (ii) an interest in Navios Maritime Partners L.P. (“Navios Partners”) (NYSE:NMM), a United States publicly listed shipping company that owns and operates dry cargo and tanker vessels.

In September 2022, Navios Holdings completed the sale of its 36-vessel dry bulk fleet consisting of cash and the assumption of bank debt and finance leases related to the vessels, and subject to a working capital adjustment at closing (the “Transaction”), to Navios Partners. The former dry bulk vessel operations were historically a separate reportable segment of the Company. Subsequent to the closing of the Transaction, the results of the dry bulk vessel operations are reported as discontinued operations for all periods presented. For further information see Note 3 “Discontinued operations” in the consolidated financial statements. Upon the closing of the Transaction, the Company has one reportable segment.

Navios South American Logistics Inc.

Navios Logistics, a consolidated subsidiary of the Company, was incorporated under the laws of the Republic of the Marshall Islands on December 17, 2007. Navios Logistics believes it is one of the largest infrastructure and logistics companies in the Hidrovia region river system, the main navigable river system in the region (the “Hidrovia region”), and on the cabotage trades along the south-eastern coast of South America. Navios Logistics serves its customers in the Hidrovia region through its three existing port storage and transfer facilities (the “Port Terminal Business”). The Port Terminal Business comprises its grain port terminal (the “Grain Port Terminal”), which supports agricultural and forest-related exports; its iron-ore port terminal (the “Iron Ore Port Terminal”), which supports mineral-related exports; and its liquid port terminal (the “Liquid Port Terminal”), with tank storage for refined petroleum products. The Grain Port Terminal and the Iron Ore Port Terminal (together, the “Dry Port Terminal”) are located in Nueva Palmira, Uruguay, and the Liquid Port Terminal is located in San Antonio, Paraguay. Navios Logistics complements these three port terminals with a diverse fleet of 271 barges and 30 pushboats that operate in its barge business (the “Barge Business”), and seven vessels, comprising five tankers, one bunker vessel and one river and estuary product tanker, all of which operate in its cabotage business (“the Cabotage Business”). Navios Logistics provides transportation for dry cargo (cereals, cotton pellets, soybeans, wheat, limestone (clinker), mineral iron, and rolling stones), liquid cargo (hydrocarbons such as crude oil, gas oil, naphtha, fuel oil and vegetable oils) and liquefied cargo (liquefied petroleum gas or “LPG”). As of December 31, 2022, Navios Holdings owned 63.8% of Navios Logistics’ stock.

Navios Partners

Navios Partners is an international owner and operator of dry cargo and tanker vessels and is engaged in the seaborne transportation services of a wide range of liquid and dry cargo commodities. Types of commodities Navios Partners transports include crude oil, refined petroleum, chemicals, iron ore, coal, grain, fertilizer and containers. Navios Partners charters its vessels under short-, medium-, and longer-term charters.

On March 31, 2021, Navios Partners acquired Navios Maritime Containers L.P. (“Navios Containers”) in a merger transaction (the “NMCI Merger”). Following the completion of the NMCI Merger Navios Holdings had no equity investment in Navios Containers. For more information about the NMCI Merger, see Note 9 “Investments in Affiliate Companies” to the consolidated financial statements.

On October 15, 2021, Navios Maritime Acquisition Corporation (“Navios Acquisition”) and Navios Partners consummated a merger transaction (the “NNA Merger”). Following the consummation of the NNA Merger, Navios Holdings had no equity investment in Navios Acquisition. For more information about the NNA Merger, see Note 9 “Investments in Affiliate Companies” to the consolidated financial statements.

As of both December 31, 2022 and 2021, Navios Holdings had a 10.3% ownership interest in Navios Partners. Incentive distribution rights are held by a consolidated subsidiary of Navios Holdings.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe (II) Inc. (“Navios Europe II”) and had economic interests of 47.5%, 47.5% and 5.0%, respectively and voting interests in Navios Europe II of 50%, 50% and 0%, respectively. Navios Europe II was engaged in the marine transportation industry through the ownership of seven dry bulk and seven containership vessels. On April 21, 2020, Navios Europe II and the lenders agreed to fully release the liabilities under the Junior Loan II for $5,000. The structure was liquidated in June 2020. For more information about the Company’s interests in Navios Europe II, see Note 16 “Transactions with Related Parties” to the consolidated financial statements.